9. Loans and advances to clients (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross Investment In Lease Transactions [Abstract]
Overdue	R$ 2,740	R$ 3,233	R$ 4,817
Due to:
Up to 1 year	952,172	978,748	975,183
From 1 to 5 years	1,394,525	1,442,244	1,160,986
Over 5 years	20,128	4,014	1,071
Total	R$ 2,369,565	R$ 2,428,239	R$ 2,142,057